Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accounts payable		$ 851,031	$ 813,621
Accrued wages and payroll expenses		338,166	181,360
Accrued bonus		358,836	117,370
Accrued interest		32,017
Other accrued expenses		545,657	291,671
Accounts payable and accrued expenses	$ 1,884,865	$ 2,125,707	$ 1,404,022